Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000158764 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000158765 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193875 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000193875 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000193876 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000193876 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000220967 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000220967 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000220968 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000220968 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	18.20%